Bank borrowings - Amended Revolving Credit Facility - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Borrowings	$ 141,012	$ 1,003
Repaid	$ 106,514	$ 453,948	$ 81,237
Minimum
Borrowings [abstract]
Applicable margin (as a percent)	0.00%
New Revolving Credit Facility
Borrowings [abstract]
Interest rate (as a percent)	5.20%
LIBOR
Borrowings [abstract]
Applicable margin (as a percent)	1.00%
Base rate | New Revolving Credit Facility
Borrowings [abstract]
Applicable margin (as a percent)	2.25%
Eurocurrency Rate Basis | New Revolving Credit Facility
Borrowings [abstract]
Applicable margin (as a percent)	3.25%
Fed Overnight Bank Funding Rate
Borrowings [abstract]
Applicable margin (as a percent)	0.50%